Consolidated Balance Sheets - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents	$ 1,027,222	$ 768,433
Trade and other receivables	64,062	45,631
Other current financial assets	210	18,779
Prepaid expenses and other current assets	43,724	16,381
Total current assets	1,135,218	849,224
Satellites, property and other equipment	1,458,933	1,703,039
Deferred tax assets	12,412	10,799
Other long-term financial assets	57,730	55,755
Other long-term assets	8,264	7,912
Intangible assets	802,791	811,154
Goodwill	2,446,603	2,446,603
Total assets	5,921,951	5,884,486
Liabilities
Trade and other payables	26,247	30,659
Other current financial liabilities	38,281	26,386
Other current liabilities	72,315	113,289
Current indebtedness	24,408	7,888
Total current liabilities	161,251	178,222
Long-term indebtedness	3,688,391	3,716,340
Deferred tax liabilities	348,762	406,900
Other long-term financial liabilities	42,511	54,521
Other long-term liabilities	435,711	435,518
Total liabilities	4,676,626	4,791,501
Shareholders' Equity
Share capital	154,895	153,706
Accumulated earnings	1,031,055	843,601
Reserves	59,375	95,678
Total shareholders' equity	1,245,325	1,092,985
Total liabilities and shareholders' equity	$ 5,921,951	$ 5,884,486